Organization and Business Description - Schedule of Balances of the UFG Entities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Balances of the UFG Entities [Line Items]
Current assets	$ 27,148,784	$ 12,185,793
Non-current assets	70,460,514	69,799,998
TOTAL ASSETS	97,609,298	81,985,791
Current liabilities	19,885,198	15,107,896
Non-current liabilities	7,275,153	10,666,963
TOTAL LIABILITIES	27,160,351	25,774,859
Variable Interest Entity [Member]
Schedule of Balances of the UFG Entities [Line Items]
Current assets	5,415,127	10,276,952
Non-current assets	6,809,431	7,505,321
TOTAL ASSETS	12,224,558	17,782,273
Current liabilities	9,753,025	9,266,770
Non-current liabilities	2,221,084	2,719,413
TOTAL LIABILITIES	$ 11,974,109	$ 11,986,183